Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	11,657,221
Proposed Maximum Offering Price per Unit	20.23
Maximum Aggregate Offering Price	$ 235,825,580.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,567.51
Offering Note	a) This registration statement registers the offer and sale by the selling stockholder of up to 11,657,221 shares of the Registrant's common stock, which consists of (i) 1,197,221 shares of common stock held by the selling stockholder and (ii) 10,460,000 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock. b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, based upon the average of the high and low prices of the common stock on the New York Stock Exchange on May 14, 2026.